Segment Reporting - Contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Standard warranty period	1 year
Total deferred income	€ 10,000
Recognition of performance obligations	1,963	€ 2,742
Less than one year
Disclosure of initial application of standards or interpretations [line items]
Total deferred income	9,200
Recognition of performance obligations	€ 400
Satisfy performance obligations (as a percent)	95.00%
Transaction price allocated to unsatisfied performance obligations	€ 4,877
Two years
Disclosure of initial application of standards or interpretations [line items]
Total deferred income	€ 800
Satisfy performance obligations (as a percent)	5.00%
Transaction price allocated to unsatisfied performance obligations	€ 281